Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Valuation allowance			$ 5,155,597	$ 4,074,980
Increase in valuation allowance			1,080,617	1,846,087
Unrecognized tax benefits			49,255	49,255	$ 0
Positions recorded			0	1,373
Effective income tax rate reconciliation, percent	0.00%	0.00%
Domestic Tax Authority [Member] | 2040 [Member]
Income Tax Contingency [Line Items]
Net operating lease carry forwards			10,700,000
State and Local Jurisdiction [Member] | Indfinitely [Member]
Income Tax Contingency [Line Items]
Net operating lease carry forwards			12,448,000
GIGCAPITAL5, INC [Member]
Income Tax Contingency [Line Items]
Valuation allowance			2,895,226	1,530,299
Increase in valuation allowance			1,364,927	1,227,602
Unrecognized tax benefits			0	0
Amount accrued for payment of interest and penalties			0	$ 0
Positions recorded			$ 0